CONDENSED PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

19.                  CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

The condensed balance sheets of the parent company are as follows:

BALANCE SHEETS

	At December 31,
	2011	2010
	(In thousands)

ASSETS

Non-interest bearing deposit in the Bank	$745	$712
Loan to the Bank ESOP	343	426
Investment in subsidiary	19,239	18,072
Other assets	5	2

Total assets	$20,332	$19,212

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$3	$43
Stockholders’ equity	20,329	19,169

Total liabilities and stockholders’ equity	$20,332	$19,212

The condensed statements of net income of the parent company are as follows:

STATEMENTS OF INCOME

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Interest income -ESOP loan	$54	$43
Non-interest expense	65	91
Loss before income taxes and equity in undistributed net income of the Bank	(11)	(48)
Applicable income tax benefit	4	18

Loss before equity in undistributed net income of subsidiary	(7)	(30)

Equity in undistributed net income of subsidiary	1,018	1,483

Net income	$1,011	$1,453

The condensed statements of cash flows of the parent company are as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Cash flows from operating activities:
Net income	$1,011	$1,453
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan	83	76
Equity in undistributed income of subsidiary	(1,018)	(1,483)
Other, net	(43)	(3)
Net cash provided by operating activities	33	43

Cash flows from investing activities:
Capital contribution to the Bank	-	(500)
Net cash used by investing activities	-	(500)

Net change in cash and cash equivalents	33	(457)

Cash and cash equivalents at beginning of period	712	1,169

Cash and cash equivalents at end of period	$745	$712